Summary of Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Redemption Consist - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Less: Proceeds allocated to Public Warrants, Value		$ (14,100,000)	$ (14,100,000)
Gross proceeds of Public Offering, Value		300,000,000	300,000,000
Offering costs, Value		(16,254,000)	(16,254,000)
Accretion of carrying value to redemption value, Value	$ 2,998,000	30,354,000	30,354,000
--Subtotal at inception and at December 31, 2021,Value		300,000,000	$ 300,000,000
Accretion of carrying value to redemption value since Public Offering		4,675,000
Class A ordinary shares subject to possible redemption		304,675,000
Gross proceeds of Public Offering, Shares (in Shares)			30,000,000
Balance at September 30, 2023, Value	$ 42,623,000	304,675,000	$ 300,000,000
Balance at September 30, 2023, Shares (in Shares)	3,931,719
--Subtotal at inception and at December 31, 2021, Shares (in Shares)			30,000,000
Class A ordinary shares subject to possible redemption at December 31, 2022, Value		$ 304,675,000
Class A ordinary shares subject to possible redemption at December 31, 2022, Shares (in Shares)		30,000,000
Class A ordinary shares redeemed on January 11, 2023,Value	$ (265,050,000)
Class A ordinary shares redeemed on January 11, 2023, Shares (in Shares)	(26,068,281)